Commitments and Contingencies - Additional Information (Details) $ / shares in Units, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Investment	Dec. 31, 2018 USD ($) Investment	Dec. 31, 2019 GBP (£) Investment	Dec. 31, 2019 AUD ($) Investment	Dec. 31, 2019 CHF (SFr) Investment	Dec. 31, 2019 CAD ($) Investment	Dec. 31, 2019 SGD ($) Investment	Dec. 27, 2019 USD ($)	Dec. 23, 2019 USD ($)	Mar. 31, 2019 $ / shares	Dec. 31, 2018 GBP (£) Investment	Dec. 31, 2018 AUD ($) Investment	Dec. 31, 2018 CHF (SFr) Investment	Dec. 31, 2018 CAD ($) Investment	Dec. 31, 2018 SGD ($) Investment	Sep. 19, 2018 USD ($)	May 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Restricted assets	$ 4,268.3	$ 4,419.2
Other investments (equity method)	$ 111.4	$ 102.5
Total as percent of investable assets	54.40%	56.40%
Investable assets held by the Company	$ 7,800.0	$ 7,800.0
Investable assets held by insurance regulators	$ 513.1	503.2
Minimum capital required | £			£ 0.4								£ 0.4
Percentage of reinsurance liabilities	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities	$ 1,374.4	1,311.4
Assets held-in-trust	1,395.2	1,336.4
Regulatory deposits	6.1	6.0
Deposit with states	$ 6.7	$ 6.1
Number of investments | Investment	1	2	1	1	1	1	1				2	2	2	2	2
Business acquisition, share price | $ / shares										$ 42.75
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund	$ 20.0
Assets held-in-trust	846.2	$ 1,112.4
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	$ 215.5	198.8
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust						$ 155.4								$ 152.7
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust				$ 226.9								$ 209.3
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust | SFr					SFr 8.4								SFr 9.0
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust							$ 148.9								$ 135.9
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities	$ 427.7	647.8
Equity investment
Restricted Cash And Collateral [Line Items]
Other investments (equity method)								$ 0.2	$ 5.0
Limited Partner | Real estate fund
Restricted Cash And Collateral [Line Items]
Restricted assets																		$ 100.0
Other investments (equity method)	$ 111.4	$ 102.5														$ 13.8	$ 86.2